Fair Value Measurement - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from simple agreement for future equity				$ 34,100
Fair Value, measurement with unobservable inputs reconciliation, recurring basis, liability, transfers, net					$ 0	$ 0
Simple Agreements for Future Equity [Member] | Equity Financing [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments subject to mandatory redemption redemption period					1 month 15 days
Simple Agreements for Future Equity [Member] | Public Listing Transaction [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments subject to mandatory redemption redemption period					5 months 15 days
Simple Agreements for Future Equity [Member] | Dissolution [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments subject to mandatory redemption redemption period					5 months 15 days
Simple Agreements for Future Equity [Member] | Probability Weighted Scenario Analysis [Member] | Equity Financing [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, prepayment speed	10.00%	10.00%	87.50%
Simple Agreements for Future Equity [Member] | Probability Weighted Scenario Analysis [Member] | Public Listing Transaction [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, prepayment speed	87.50%	87.50%	10.00%
Simple Agreements for Future Equity [Member] | Probability Weighted Scenario Analysis [Member] | Dissolution [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, prepayment speed	2.50%	2.50%	2.50%
Simple Agreements for Future Equity [Member] | Application of Build Up Method [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, discount rate	30.20%	30.20%
Simple Agreements for Future Equity [Member] | Due to Higher Risk Free Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, discount rate	30.90%	30.90%